SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used to value share options granted

For the year ended December 31,
	2019	2020	2021
Risk-free interest rate	1.55%-2.50%	0.55%-0.93%	0.36%-1.05%
Expected volatility range	60.37%-64.48%	49%-65%	85.6%-87.5%
Fair market value per ordinary share as at grant dates	US$9.61-9.80	US$1.74-$4.83	US$1.57-US$5.63

Schedule of share-based compensation expenses included in financial statement line items

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Cost of revenues	327	327	305	48
Selling and marketing expenses	5,393	1,113	3,523	553
Research and development expenses	2,534	3,534	7,366	1,156
General and administrative expenses	24,601	12,788	22,973	3,605
Total share-based compensation expenses	32,855	17,762	34,167	5,362

Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Group's employee and non employee share option activities

				Weighted
			Weighted	Average
		Weighted	Average	Remaining	Aggregate
	Number of	Average	Grant date	Contractual	Intrinsic
	Options	Exercise Price	Fair Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$
Share options outstanding at January 1, 2019	631,500	0.0002	6.43	7.22	6,090
Granted	327,000	0.0004	9.80	—	—
Forfeited	(42,000)	Nil	9.68	—	—
Share options outstanding at December 31, 2019	916,500	0.0003	7.48	7.26	8,985
Granted	379,000	9.07	3.10	—	—
Exercised	(213,700)	—	8.13	—	—
Forfeited	(30,000)	0.0001	3.04	—	—
Share options outstanding at December 31, 2020	1,051,800	3.27	5.87	7.37	3,616
Granted	552,814	2.49	3.47	—	—
Exercised	(544,014)	—	—	—	—
Share options outstanding at December 31, 2021	1,060,600	3.65	4.91	7.07	637
Vested and exercisable at December 31, 2021	650,750	2.91	5.12	6.11	531

Nonemployees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Group's employee and non employee share option activities

				Weighted
		Weighted	Weighted	Average
		Average	Average	Remaining	Aggregate
	Number of	Exercise	Grant date	Contractual	Intrinsic
	Options	Price	Fair Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$

Share options outstanding at January 1, 2019	93,700	0.0004	7.53	8.11	904
Granted	153,300	0.0003	9.80
Share options outstanding at December 31, 2019	247,000	0.0003	8.94	8.40	2,422
Granted	271,000	8.44	3.07	—	—
Forfeited	—	—	—	—	—
Exercised	(70,700)	1.60	6.66	—	—
Share options outstanding at December 31, 2020	447,300	4.86	5.85	8.55	1,166
Granted	336,800	0.94	3.83	—	—
Exercised	(412,400)	—	—	—	—
Share options outstanding at December 31, 2021	371,700	5.92	4.77	7.88	148
Vested and exercisable at December 31, 2021	335,200	5.98	4.91	7.78	136